Expense Example - DWS Short-Term Municipal Bond Fund	Jan. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 292
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,266
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,722
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	777
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	344
Expense Example, with Redemption, 10 Years	$ 793